SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
Schedule of assumptions used to estimate the fair value of the options
	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2013	0.65-0.80%	4.5 years	175.69-200.98%	0%
Granted in 2014	1.63-1.76%	4.5 years	169.77-173.01%	0%
Granted in 2015	1.36-1.76%	3.2 years	140.01-146.02%	0%

Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2015	7,401,800	0.74	2.00	-
Granted	1,150,000	0.74
Exercised	(843,000)	0.74
Forfeited	(1,761,800)	0.74

Outstanding on December 31, 2015	5,947,000	0.74	2.14	685,055

Vested or expected to vest at December 31, 2015	5,816,671	0.74	1.92	668,917

Exercisable at December 31, 2015	2,898,600	0.74	0.76	333,339

Schedule of summary of the RSUs
	Number of shares	Weighted Average Grant Date Fair Value
RSUs
Unvested on January 1, 2015	750,000	2.72
Vested	(200,000)	2.72
Forfeited	(412,500)	2.72
Unvested on December 31, 2015	137,500	2.72